Note 51 Liabilities from financing activities (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing activities liabilities [Line Items]
Debt instruments issued		€ 69,867	€ 68,707	€ 55,429
Subordinated liabilities	[1]	19,556	15,832	12,485
Debt instruments issued		81,842	69,867	68,707
Subordinated liabilities	[1]	20,949	19,556	15,832
Debt certificates [Member]
Financing activities liabilities [Line Items]
Cash flows liabilities from financing activities		15,120	627	13,283
Non-cash changes liabilities from financing activities		(3,145)	532	(5)
Debt certificates [Member] | Non-cash changes in liabilities from acquisition [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities		0	0	0
Debt certificates [Member] | Non-cash changes in liabilities from disposal [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities		0	0	0
Debt certificates [Member] | Non-cash changes from disposals by companies held for sale [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities		0	0	0
Debt certificates [Member] | Non-cash changes from foreign exchange movements [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities		0	0	0
Debt certificates [Member] | Non-cash changes in liabilities from fair value changes [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities		(3,145)	532	(5)
Subordinated liabilities [Member]
Financing activities liabilities [Line Items]
Cash flows liabilities from financing activities	[1]	2,738	3,303	3,388
Non-cash changes liabilities from financing activities	[1]	(1,345)	421	(40)
Subordinated liabilities [Member] | Non-cash changes in liabilities from acquisition [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities	[1]	0	0	0
Subordinated liabilities [Member] | Non-cash changes in liabilities from disposal [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities	[1]	0	0	0
Subordinated liabilities [Member] | Non-cash changes from disposals by companies held for sale [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities	[1]	0	0	0
Subordinated liabilities [Member] | Non-cash changes from foreign exchange movements [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities	[1]	0	0	0
Subordinated liabilities [Member] | Non-cash changes in liabilities from fair value changes [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities	[1]	€ (1,345)	€ 421	€ (40)

[1]
(1) There were €104 million, €56 million and €35 million of subordinated deposits as of December 31, 2025, 2024 and 2023, respectively (see Note 22.4). In addition, there were coupon payments on subordinated liabilities for €397 million, €388 million and €345 million in 2025, 2024 and 2023, respectively. Appendix VI details the outstanding subordinated debt issued by their nominal value.